SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants outstanding	75,127,744	75,527,744
Weighted average, remaining life	31 months 18 days
Weighted average exercise price	$ 0.048	$ 0.0659
Exercise Price [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762
Weighted average, remaining life	48 months
Weighted average exercise price	$ 0.0001
Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762
Weighted average, remaining life	47 months
Weighted average exercise price	$ 0.0001
Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762
Weighted average, remaining life	46 months
Weighted average exercise price	$ 0.0001
Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,904,762
Weighted average, remaining life	44 months
Weighted average exercise price	$ 0.0001
Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	22,857,147
Weighted average, remaining life	40 months
Weighted average exercise price	$ 0.0001
Exercise Price Five [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	21,540,438
Weighted average, remaining life	35 months
Weighted average exercise price	$ 0.02	$ 0.02
Exercise Price Six [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,000,000
Weighted average, remaining life	12 months
Weighted average exercise price	$ 0.09
Exercise Price Seven [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	4,000,000
Weighted average, remaining life	29 months
Weighted average exercise price	$ 0.10
Exercise Price Eight [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,500,000
Weighted average, remaining life	29 months
Weighted average exercise price	$ 0.11
Exercise Price Nine [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	500,000
Weighted average, remaining life	7 months
Weighted average exercise price	$ 0.124
Exercise Price Ten [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	1,111,111
Weighted average, remaining life	8 months
Weighted average exercise price	$ 0.14
Exercise Price Eleven [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,000,000
Weighted average, remaining life	12 months
Weighted average exercise price	$ 0.15
Exercise Price Twelve [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	3,000,000
Weighted average, remaining life	8 months
Weighted average exercise price	$ 0.15
Exercise Price Thirteen [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	5,000,000
Weighted average, remaining life	8 months
Weighted average exercise price	$ 0.20